UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: August 31, 2018

*

This Form N-Q pertains only to the following series of the Registrant with a fiscal year of May 31: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have a fiscal year end other than May 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
August 31, 2018
MFS®  Aggressive Growth Allocation Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
International Stock Funds – 29.4%
MFS Emerging Markets Equity Fund - Class R6	978,898	$ 34,927,081
MFS International Growth Fund - Class R6	4,188,457	146,386,589
MFS International New Discovery Fund - Class R6	1,975,405	71,865,223
MFS International Value Fund - Class R6	3,323,284	147,553,795
MFS Research International Fund - Class R6	7,507,821	143,474,462
		$ 544,207,150
Specialty Funds – 9.7%
MFS Commodity Strategy Fund - Class R6	15,149,356	$ 86,957,304
MFS Global Real Estate Fund - Class R6	5,686,339	92,630,454
		$ 179,587,758
U.S. Stock Funds – 60.9%
MFS Growth Fund - Class R6	2,161,055	$ 245,690,335
MFS Mid Cap Growth Fund - Class R6	9,344,956	190,637,112
MFS Mid Cap Value Fund - Class R6	7,450,246	186,330,649
MFS New Discovery Fund - Class R6	1,285,709	47,738,368
MFS New Discovery Value Fund - Class R6	2,786,997	47,183,853
MFS Research Fund - Class R6	3,642,118	169,613,422
MFS Value Fund - Class R6	5,905,123	241,106,198
		$ 1,128,299,937
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.03% (v)	411,900	$ 411,900
Total Investment Companies		$1,852,506,745

Other Assets, Less Liabilities – (0.0)%		(195,219)
Net Assets – 100.0%		$1,852,311,526
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $1,852,506,745.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,852,506,745	$—	$—	$1,852,506,745
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	14,643,292	506,064	—	15,149,356
MFS Emerging Markets Equity Fund	948,847	30,051	—	978,898
MFS Global Real Estate Fund	5,822,775	1,424	(137,860)	5,686,339
MFS Growth Fund	2,240,542	10,429	(89,916)	2,161,055
MFS Institutional Money Market Portfolio	185,925	10,394,006	(10,168,031)	411,900
MFS International Growth Fund	4,176,237	20,850	(8,630)	4,188,457
MFS International New Discovery Fund	1,943,880	31,525	—	1,975,405
MFS International Value Fund	3,308,059	16,789	(1,564)	3,323,284
MFS Mid Cap Growth Fund	9,766,861	2,464	(424,369)	9,344,956
MFS Mid Cap Value Fund	7,542,504	3,764	(96,022)	7,450,246
MFS New Discovery Fund	1,343,722	1,313	(59,326)	1,285,709
MFS New Discovery Value Fund	2,822,326	60,859	(96,188)	2,786,997
MFS Research Fund	3,745,678	—	(103,560)	3,642,118
MFS Research International Fund	7,383,613	124,208	—	7,507,821
MFS Value Fund	5,876,074	66,365	(37,316)	5,905,123
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$—	$(6,166,290)	$—	$—	$86,957,304
MFS Emerging Markets Equity Fund	—	(1,135,605)	—	—	34,927,081
MFS Global Real Estate Fund	71,897	4,438,073	—	—	92,630,454
MFS Growth Fund	5,598,189	12,261,770	424,451	644,277	245,690,335
MFS Institutional Money Market Portfolio	33	—	—	2,015	411,900
MFS International Growth Fund	7,955	2,891,891	—	—	146,386,589
MFS International New Discovery Fund	—	(419,515)	—	—	71,865,223
MFS International Value Fund	187	4,351,644	—	—	147,553,795
MFS Mid Cap Growth Fund	2,008,456	15,525,747	—	—	190,637,112
MFS Mid Cap Value Fund	86,184	9,678,822	—	—	186,330,649
MFS New Discovery Fund	618,549	3,274,264	—	—	47,738,368
MFS New Discovery Value Fund	95,085	2,338,588	527,009	467,666	47,183,853
MFS Research Fund	312,519	12,051,793	—	—	169,613,422
MFS Research International Fund	—	1,271,069	—	—	143,474,462
MFS Value Fund	(3,910)	11,883,291	—	1,344,324	241,106,198
	$8,795,144	$72,245,542	$951,460	$2,458,282	$1,852,506,745

3

Quarterly Report
August 31, 2018
MFS®  Conservative
Allocation Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 59.7%
MFS Emerging Markets Debt Fund - Class R6	6,288,867	$ 86,975,033
MFS Emerging Markets Debt Local Currency Fund - Class R6	8,864,518	55,225,949
MFS Global Bond Fund - Class R6	16,946,697	146,080,529
MFS Government Securities Fund - Class R6	31,067,960	295,766,980
MFS High Income Fund - Class R6	44,361,026	148,609,438
MFS Inflation-Adjusted Bond Fund - Class R6	29,052,990	295,759,442
MFS Limited Maturity Fund - Class R6	50,200,453	295,680,668
MFS Total Return Bond Fund - Class R6	42,649,442	443,554,192
		$ 1,767,652,231
International Stock Funds – 8.0%
MFS International Growth Fund - Class R6	1,691,315	$ 59,111,468
MFS International Value Fund - Class R6	1,343,019	59,630,052
MFS Research International Fund - Class R6	6,130,645	117,156,635
		$ 235,898,155
Specialty Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	10,012,351	$ 57,470,893
MFS Global Real Estate Fund - Class R6	3,647,567	59,418,860
		$ 116,889,753
U.S. Stock Funds – 28.4%
MFS Growth Fund - Class R6	1,594,509	$ 181,279,679
MFS Mid Cap Growth Fund - Class R6	5,945,201	121,282,104
MFS Mid Cap Value Fund - Class R6	4,760,326	119,055,743
MFS New Discovery Fund - Class R6	821,576	30,505,100
MFS New Discovery Value Fund - Class R6	1,770,207	29,969,611
MFS Research Fund - Class R6	3,870,900	180,267,825
MFS Value Fund - Class R6	4,367,414	178,321,510
		$ 840,681,572
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.03% (v)	1,757,597	$ 1,757,597
Total Investment Companies		$2,962,879,308

Other Assets, Less Liabilities – (0.0)%		(117,231)
Net Assets – 100.0%		$2,962,762,077
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $2,962,879,308.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,962,879,308	$—	$—	$2,962,879,308
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	9,649,421	363,984	(1,054)	10,012,351
MFS Emerging Markets Debt Fund	6,125,201	163,666	—	6,288,867
MFS Emerging Markets Debt Local Currency Fund	8,309,907	554,611	—	8,864,518
MFS Global Bond Fund	16,588,859	357,838	—	16,946,697
MFS Global Real Estate Fund	3,829,314	—	(181,747)	3,647,567
MFS Government Securities Fund	30,865,745	315,209	(112,994)	31,067,960
MFS Growth Fund	1,705,142	7,566	(118,199)	1,594,509
MFS High Income Fund	44,146,859	647,041	(432,874)	44,361,026
MFS Inflation-Adjusted Bond Fund	28,894,849	295,165	(137,024)	29,052,990
MFS Institutional Money Market Portfolio	547,976	18,183,826	(16,974,205)	1,757,597
MFS International Growth Fund	1,723,024	3,823	(35,532)	1,691,315
MFS International Value Fund	1,360,800	2,654	(20,435)	1,343,019
MFS Limited Maturity Fund	49,927,151	446,876	(173,574)	50,200,453
MFS Mid Cap Growth Fund	6,437,551	—	(492,350)	5,945,201
MFS Mid Cap Value Fund	4,970,849	—	(210,523)	4,760,326
MFS New Discovery Fund	888,326	56	(66,806)	821,576
MFS New Discovery Value Fund	1,862,523	39,508	(131,824)	1,770,207
MFS Research Fund	4,114,421	—	(243,521)	3,870,900
MFS Research International Fund	6,096,181	62,438	(27,974)	6,130,645
MFS Total Return Bond Fund	42,371,776	439,627	(161,961)	42,649,442
MFS Value Fund	4,484,016	29,996	(146,598)	4,367,414
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(3,182)	$(4,043,499)	$—	$—	$57,470,893
MFS Emerging Markets Debt Fund	—	(2,356,660)	—	1,029,033	86,975,033
MFS Emerging Markets Debt Local Currency Fund	—	(4,707,131)	—	773,845	55,225,949
MFS Global Bond Fund	—	(2,002,468)	—	888,790	146,080,529
MFS Global Real Estate Fund	181,886	2,766,836	—	—	59,418,860
MFS Government Securities Fund	(103,742)	(818,661)	—	2,059,758	295,766,980
MFS Growth Fund	7,788,320	5,660,329	320,829	486,989	181,279,679
MFS High Income Fund	(90,785)	1,420,303	—	1,923,207	148,609,438
MFS Inflation-Adjusted Bond Fund	(131,068)	(441,876)	—	2,198,058	295,759,442
MFS Institutional Money Market Portfolio	(176)	—	—	7,085	1,757,597
MFS International Growth Fund	360,976	834,324	—	—	59,111,468
MFS International Value Fund	89,492	1,691,919	—	—	59,630,052
MFS Limited Maturity Fund	(50,671)	53,329	—	1,762,844	295,680,668
MFS Mid Cap Growth Fund	5,176,882	6,235,721	—	—	121,282,104
MFS Mid Cap Value Fund	1,587,245	4,788,244	—	—	119,055,743
MFS New Discovery Fund	996,431	1,540,705	—	—	30,505,100
MFS New Discovery Value Fund	537,285	1,050,742	342,241	303,703	29,969,611
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research Fund	$1,456,787	$11,962,234	$—	$—	$180,267,825
MFS Research International Fund	7,710	1,044,501	—	—	117,156,635
MFS Total Return Bond Fund	(73,743)	(765,374)	—	3,345,088	443,554,192
MFS Value Fund	177,872	8,808,461	—	1,022,115	178,321,510
	$17,907,519	$32,721,979	$663,070	$15,800,515	$2,962,879,308

4

Quarterly Report
August 31, 2018
MFS®  Growth Allocation Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 19.5%
MFS Emerging Markets Debt Fund - Class R6	10,737,945	$ 148,505,781
MFS Emerging Markets Debt Local Currency Fund - Class R6	15,340,214	95,569,533
MFS Global Bond Fund - Class R6	11,519,276	99,296,161
MFS High Income Fund - Class R6	75,526,520	253,013,841
MFS Inflation-Adjusted Bond Fund - Class R6	24,501,644	249,426,741
MFS Total Return Bond Fund - Class R6	14,469,317	150,480,897
		$ 996,292,954
International Stock Funds – 19.8%
MFS Emerging Markets Equity Fund - Class R6	1,386,900	$ 49,484,593
MFS International Growth Fund - Class R6	7,239,457	253,019,015
MFS International New Discovery Fund - Class R6	2,756,024	100,264,148
MFS International Value Fund - Class R6	5,745,551	255,102,479
MFS Research International Fund - Class R6	18,360,876	350,876,350
		$ 1,008,746,585
Specialty Funds – 7.8%
MFS Commodity Strategy Fund - Class R6	33,988,630	$ 195,094,737
MFS Global Real Estate Fund - Class R6	12,422,658	202,365,101
		$ 397,459,838
U.S. Stock Funds – 52.7%
MFS Growth Fund - Class R6	5,016,775	$ 570,357,178
MFS Mid Cap Growth Fund - Class R6	23,040,899	470,034,345
MFS Mid Cap Value Fund - Class R6	18,429,855	460,930,678
MFS New Discovery Fund - Class R6	2,815,102	104,524,722
MFS New Discovery Value Fund - Class R6	6,107,012	103,391,706
MFS Research Fund - Class R6	8,893,718	414,180,425
MFS Value Fund - Class R6	13,796,444	563,308,802
		$ 2,686,727,856
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.03% (v)	11,046,898	$ 11,046,898
Total Investment Companies		$5,100,274,131

Other Assets, Less Liabilities – (0.0)%		(320,407)
Net Assets – 100.0%		$5,099,953,724
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $5,100,274,131.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,100,274,131	$—	$—	$5,100,274,131
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	32,586,962	1,697,635	(295,967)	33,988,630
MFS Emerging Markets Debt Fund	10,136,844	624,336	(23,235)	10,737,945
MFS Emerging Markets Debt Local Currency Fund	13,447,827	1,921,849	(29,462)	15,340,214
MFS Emerging Markets Equity Fund	1,307,326	83,571	(3,997)	1,386,900
MFS Global Bond Fund	10,938,228	587,927	(6,879)	11,519,276
MFS Global Real Estate Fund	12,938,279	18,455	(534,076)	12,422,658
MFS Growth Fund	5,287,927	24,188	(295,340)	5,016,775
MFS High Income Fund	73,947,753	1,731,873	(153,106)	75,526,520
MFS Inflation-Adjusted Bond Fund	24,110,048	481,984	(90,388)	24,501,644
MFS Institutional Money Market Portfolio	8,851,457	32,424,014	(30,228,573)	11,046,898
MFS International Growth Fund	7,272,340	58,850	(91,733)	7,239,457
MFS International New Discovery Fund	2,700,408	58,933	(3,317)	2,756,024
MFS International Value Fund	5,737,014	36,748	(28,211)	5,745,551
MFS Mid Cap Growth Fund	24,487,000	7,848	(1,453,949)	23,040,899
MFS Mid Cap Value Fund	18,884,107	5,096	(459,348)	18,429,855
MFS New Discovery Fund	3,004,903	1,749	(191,550)	2,815,102
MFS New Discovery Value Fund	6,295,418	134,875	(323,281)	6,107,012
MFS Research Fund	9,269,917	369	(376,568)	8,893,718
MFS Research International Fund	17,983,427	498,999	(121,550)	18,360,876
MFS Total Return Bond Fund	14,114,270	392,833	(37,786)	14,469,317
MFS Value Fund	13,882,418	183,788	(269,762)	13,796,444
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(1,200,690)	$(12,582,235)	$—	$—	$195,094,737
MFS Emerging Markets Debt Fund	(25,327)	(3,933,426)	—	1,750,826	148,505,781
MFS Emerging Markets Debt Local Currency Fund	(42,725)	(7,964,286)	—	1,339,715	95,569,533
MFS Emerging Markets Equity Fund	(3,513)	(1,564,597)	—	—	49,484,593
MFS Global Bond Fund	(12,530)	(1,336,621)	—	601,923	99,296,161
MFS Global Real Estate Fund	349,943	9,559,513	—	—	202,365,101
MFS Growth Fund	18,323,721	23,093,848	975,769	1,481,126	570,357,178
MFS High Income Fund	(47,092)	2,293,952	—	3,245,764	253,013,841
MFS Inflation-Adjusted Bond Fund	(95,001)	(381,949)	—	1,845,907	249,426,741
MFS Institutional Money Market Portfolio	(258)	843	—	53,693	11,046,898
MFS International Growth Fund	386,319	4,683,669	—	—	253,019,015
MFS International New Discovery Fund	819	(574,329)	—	—	100,264,148
MFS International Value Fund	24,941	7,528,497	—	—	255,102,479
MFS Mid Cap Growth Fund	13,663,387	29,579,509	—	—	470,034,345
MFS Mid Cap Value Fund	2,067,963	22,163,689	—	—	460,930,678
MFS New Discovery Fund	2,029,333	6,482,691	—	—	104,524,722
MFS New Discovery Value Fund	1,182,207	4,163,292	1,154,043	1,024,092	103,391,706
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research Fund	$1,057,076	$29,180,564	$—	$—	$414,180,425
MFS Research International Fund	57,194	3,171,681	—	—	350,876,350
MFS Total Return Bond Fund	(24,009)	(246,397)	—	1,127,049	150,480,897
MFS Value Fund	123,620	27,887,242	—	3,188,093	563,308,802
	$37,815,378	$141,205,150	$2,129,812	$15,658,188	$5,100,274,131

4

Quarterly Report
August 31, 2018
MFS®  Moderate Allocation Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 39.6%
MFS Emerging Markets Debt Fund - Class R6	12,288,320	$ 169,947,464
MFS Emerging Markets Debt Local Currency Fund - Class R6	17,611,609	109,720,325
MFS Global Bond Fund - Class R6	33,028,465	284,705,367
MFS Government Securities Fund - Class R6	60,096,949	572,122,950
MFS High Income Fund - Class R6	86,216,629	288,825,707
MFS Inflation-Adjusted Bond Fund - Class R6	39,275,783	399,827,475
MFS Total Return Bond Fund - Class R6	44,120,456	458,852,742
		$ 2,284,002,030
International Stock Funds – 13.0%
MFS International Growth Fund - Class R6	4,946,165	$ 172,868,467
MFS International New Discovery Fund - Class R6	1,577,947	57,405,717
MFS International Value Fund - Class R6	3,921,630	174,120,391
MFS Research International Fund - Class R6	17,989,902	343,787,034
		$ 748,181,609
Specialty Funds – 5.9%
MFS Commodity Strategy Fund - Class R6	29,301,772	$ 168,192,168
MFS Global Real Estate Fund - Class R6	10,629,431	173,153,435
		$ 341,345,603
U.S. Stock Funds – 41.5%
MFS Growth Fund - Class R6	4,124,555	$ 468,920,608
MFS Mid Cap Growth Fund - Class R6	20,180,761	411,687,531
MFS Mid Cap Value Fund - Class R6	16,222,977	405,736,652
MFS New Discovery Fund - Class R6	2,385,177	88,561,611
MFS New Discovery Value Fund - Class R6	5,161,938	87,391,609
MFS Research Fund - Class R6	10,040,835	467,601,704
MFS Value Fund - Class R6	11,356,610	463,690,395
		$ 2,393,590,110
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.03% (v)	2,870,701	$ 2,870,701
Total Investment Companies		$5,769,990,053

Other Assets, Less Liabilities – (0.0)%		(423,117)
Net Assets – 100.0%		$5,769,566,936
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $5,769,990,053.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,769,990,053	$—	$—	$5,769,990,053
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	28,010,861	1,657,802	(366,891)	29,301,772
MFS Emerging Markets Debt Fund	11,746,040	583,159	(40,879)	12,288,320
MFS Emerging Markets Debt Local Currency Fund	15,633,262	2,041,315	(62,968)	17,611,609
MFS Global Bond Fund	31,694,452	1,336,282	(2,269)	33,028,465
MFS Global Real Estate Fund	11,137,837	21,971	(530,377)	10,629,431
MFS Government Securities Fund	59,530,907	797,968	(231,926)	60,096,949
MFS Growth Fund	4,400,811	20,325	(296,581)	4,124,555
MFS High Income Fund	85,360,038	1,302,219	(445,628)	86,216,629
MFS Inflation-Adjusted Bond Fund	39,036,322	494,128	(254,667)	39,275,783
MFS Institutional Money Market Portfolio	2,634,213	35,813,310	(35,576,822)	2,870,701
MFS International Growth Fund	5,001,585	51,015	(106,435)	4,946,165
MFS International New Discovery Fund	1,553,131	29,352	(4,536)	1,577,947
MFS International Value Fund	3,959,973	18,318	(56,661)	3,921,630
MFS Mid Cap Growth Fund	21,810,891	3,647	(1,633,777)	20,180,761
MFS Mid Cap Value Fund	16,845,717	2,266	(625,006)	16,222,977
MFS New Discovery Fund	2,575,990	923	(191,736)	2,385,177
MFS New Discovery Value Fund	5,404,668	114,147	(356,877)	5,161,938
MFS Research Fund	10,621,984	145	(581,294)	10,040,835
MFS Research International Fund	17,694,941	482,567	(187,606)	17,989,902
MFS Total Return Bond Fund	43,552,221	723,448	(155,213)	44,120,456
MFS Value Fund	11,607,159	111,965	(362,514)	11,356,610
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(1,360,275)	$(10,437,122)	$—	$—	$168,192,168
MFS Emerging Markets Debt Fund	(41,843)	(4,513,177)	—	2,010,617	169,947,464
MFS Emerging Markets Debt Local Currency Fund	(92,061)	(9,127,075)	—	1,540,856	109,720,325
MFS Global Bond Fund	(3,835)	(3,875,446)	—	1,729,426	284,705,367
MFS Global Real Estate Fund	402,757	8,110,418	—	—	173,153,435
MFS Government Securities Fund	(219,570)	(1,553,047)	—	3,974,916	572,122,950
MFS Growth Fund	17,984,057	16,425,318	812,305	1,233,004	468,920,608
MFS High Income Fund	(123,241)	2,696,863	—	3,720,795	288,825,707
MFS Inflation-Adjusted Bond Fund	(246,079)	(521,764)	—	2,964,730	399,827,475
MFS Institutional Money Market Portfolio	(810)	35	—	13,140	2,870,701
MFS International Growth Fund	555,611	2,931,797	—	—	172,868,467
MFS International New Discovery Fund	25,602	(353,663)	—	—	57,405,717
MFS International Value Fund	617,768	4,576,535	—	—	174,120,391
MFS Mid Cap Growth Fund	15,851,340	22,555,697	—	—	411,687,531
MFS Mid Cap Value Fund	5,058,664	16,505,263	—	—	405,736,652
MFS New Discovery Fund	2,094,809	5,195,873	—	—	88,561,611
MFS New Discovery Value Fund	1,188,574	3,393,650	988,486	877,177	87,391,609
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research Fund	$4,690,982	$29,849,632	$—	$—	$467,601,704
MFS Research International Fund	69,597	3,107,024	—	—	343,787,034
MFS Total Return Bond Fund	(104,195)	(750,623)	—	3,448,773	458,852,742
MFS Value Fund	600,886	22,702,497	—	2,654,595	463,690,395
	$46,948,738	$106,918,685	$1,800,791	$24,168,029	$5,769,990,053

4

Quarterly Report
August 31, 2018
MFS®  Blended Research®
Growth Equity Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 4.2%
Boeing Co.	14,040	$ 4,812,772
Lockheed Martin Corp.	4,910	1,573,213
Textron, Inc.	28,111	1,940,502
		$ 8,326,487
Airlines – 0.7%
Delta Air Lines, Inc.	23,443	$ 1,370,947
Automotive – 0.8%
Lear Corp.	9,903	$ 1,606,267
Biotechnology – 4.2%
Amgen, Inc.	3,745	$ 748,288
Biogen, Inc. (a)	8,913	3,150,656
Celgene Corp. (a)	22,506	2,125,692
Incyte Corp. (a)	2,535	187,362
Vertex Pharmaceuticals, Inc. (a)	10,487	1,933,803
		$ 8,145,801
Broadcasting – 0.3%
Netflix, Inc. (a)	1,363	$ 501,148
Brokerage & Asset Managers – 0.2%
Affiliated Managers Group, Inc.	2,716	$ 396,780
Business Services – 5.1%
Accenture PLC, “A”	14,842	$ 2,509,337
Cognizant Technology Solutions Corp., “A”	31,696	2,485,917
DXC Technology Co.	23,836	2,171,221
Fidelity National Information Services, Inc.	12,139	1,313,076
WEX, Inc. (a)	7,884	1,499,695
		$ 9,979,246
Chemicals – 1.2%
CF Industries Holdings, Inc.	44,927	$ 2,333,958
Computer Software – 11.6%
Adobe Systems, Inc. (a)	17,450	$ 4,598,249
Citrix Systems, Inc. (a)	3,694	421,190
Microsoft Corp.	119,118	13,380,525
Salesforce.com, Inc. (a)	23,741	3,624,776
VeriSign, Inc. (a)	4,735	751,018
		$ 22,775,758
Computer Software - Systems – 7.4%
Apple, Inc.	58,333	$ 13,278,341
Western Digital Corp.	19,796	1,251,899
		$ 14,530,240
Consumer Products – 1.1%
Kimberly-Clark Corp.	17,817	$ 2,058,576
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.7%
Bookings Holdings, Inc. (a)	1,595	$ 3,112,722
Weight Watchers International, Inc. (a)	1,829	136,992
		$ 3,249,714
Electronics – 3.4%
Applied Materials, Inc.	13,398	$ 576,382
Marvell Technology Group Ltd.	27,667	572,154
NVIDIA Corp.	15,691	4,404,150
Texas Instruments, Inc.	10,356	1,164,014
		$ 6,716,700
Energy - Independent – 0.8%
Marathon Petroleum Corp.	18,847	$ 1,550,920
Food & Beverages – 3.5%
General Mills, Inc.	31,227	$ 1,436,754
PepsiCo, Inc.	32,927	3,688,153
Tyson Foods, Inc., “A”	26,937	1,691,913
		$ 6,816,820
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	19,030	$ 2,406,724
Health Maintenance Organizations – 2.7%
Cigna Corp.	4,571	$ 860,902
Humana Inc.	2,512	837,149
UnitedHealth Group, Inc.	6,156	1,652,640
WellCare Health Plans, Inc. (a)	6,654	2,013,301
		$ 5,363,992
Insurance – 0.7%
MetLife, Inc.	30,978	$ 1,421,580
Internet – 9.0%
Alphabet, Inc., “A” (a)	3,877	$ 4,775,689
Alphabet, Inc., “C” (a)	4,822	5,874,112
Facebook, Inc., “A” (a)	39,492	6,939,929
		$ 17,589,730
Leisure & Toys – 1.3%
Electronic Arts, Inc. (a)	18,802	$ 2,132,335
Take-Two Interactive Software, Inc. (a)	3,801	507,661
		$ 2,639,996
Machinery & Tools – 3.2%
Allison Transmission Holdings, Inc.	24,366	$ 1,210,015
Illinois Tool Works, Inc.	11,528	1,601,009
Ingersoll-Rand Co. Ltd., “A”	12,797	1,296,208
United Rentals, Inc. (a)	14,126	2,201,820
		$ 6,309,052
Major Banks – 0.7%
Bank of America Corp.	42,461	$ 1,313,319
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.7%
HCA Healthcare, Inc.	17,922	$ 2,403,519
McKesson Corp.	6,694	861,852
Walgreens Boots Alliance, Inc.	29,835	2,045,488
		$ 5,310,859
Medical Equipment – 3.7%
Abiomed, Inc. (a)	5,470	$ 2,223,993
Align Technology, Inc. (a)	6,715	2,595,280
Edwards Lifesciences Corp. (a)	17,378	2,506,603
		$ 7,325,876
Network & Telecom – 1.0%
Cisco Systems, Inc.	39,628	$ 1,893,030
Other Banks & Diversified Financials – 4.3%
Discover Financial Services	26,221	$ 2,048,385
Mastercard, Inc., “A”	12,165	2,622,287
Synchrony Financial	36,206	1,146,644
Visa, Inc., “A”	17,192	2,525,333
		$ 8,342,649
Pharmaceuticals – 2.1%
Bristol-Myers Squibb Co.	42,087	$ 2,548,368
Eli Lilly & Co.	15,561	1,644,019
		$ 4,192,387
Railroad & Shipping – 2.0%
Kansas City Southern Co.	2,868	$ 332,573
Union Pacific Corp.	24,204	3,645,607
		$ 3,978,180
Real Estate – 2.3%
Extra Space Storage, Inc., REIT	21,533	$ 1,985,558
Life Storage, Inc., REIT	13,620	1,329,312
Simon Property Group, Inc., REIT	6,289	1,151,076
		$ 4,465,946
Restaurants – 2.3%
Domino's Pizza, Inc.	7,011	$ 2,093,204
Starbucks Corp.	46,492	2,484,997
		$ 4,578,201
Specialty Stores – 11.1%
Amazon.com, Inc. (a)	6,793	$ 13,672,339
Costco Wholesale Corp.	9,861	2,298,895
Home Depot, Inc.	6,716	1,348,371
Michaels Co., Inc. (a)	76,087	1,292,718
Ross Stores, Inc.	4,832	462,809
TJX Cos., Inc.	13,815	1,519,236
Urban Outfitters, Inc. (a)	26,160	1,215,917
		$ 21,810,285
Tobacco – 1.0%
Philip Morris International, Inc.	23,897	$ 1,861,337
Trucking – 0.3%
Expeditors International of Washington, Inc.	8,151	$ 597,305
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.0%
AES Corp.	139,580	$ 1,878,747
Total Common Stocks		$193,638,557
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 2.03% (v)	2,606,559	$ 2,606,559

Other Assets, Less Liabilities – (0.1)%		(223,064)
Net Assets – 100.0%		$196,022,052
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,606,559 and $193,638,557, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$193,638,557	$—	$—	$193,638,557
Mutual Funds	2,606,559	—	—	2,606,559
Total	$196,245,116	$—	$—	$196,245,116
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,102,834	9,219,810	(7,716,085)	2,606,559
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4)	$67	$—	$7,765	$2,606,559

6

Quarterly Report
August 31, 2018
MFS®  Blended Research®
Mid Cap Equity Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 1.4%
L3 Technologies, Inc.	3,049	$ 651,632
ManTech International Corp., “A”	21,562	1,429,992
Textron, Inc.	30,084	2,076,699
		$ 4,158,323
Airlines – 1.1%
Copa Holdings S.A., “A”	21,349	$ 1,706,639
SkyWest, Inc.	23,777	1,552,638
		$ 3,259,277
Alcoholic Beverages – 1.1%
Molson Coors Brewing Co.	48,892	$ 3,263,052
Automotive – 1.7%
Goodyear Tire & Rubber Co.	59,443	$ 1,348,762
Lear Corp.	22,746	3,689,401
		$ 5,038,163
Biotechnology – 1.6%
Incyte Corp. (a)	60,378	$ 4,462,538
Brokerage & Asset Managers – 2.8%
Affiliated Managers Group, Inc.	20,558	$ 3,003,318
Invesco Ltd.	120,257	2,898,194
Lazard Ltd.	42,355	2,038,970
		$ 7,940,482
Business Services – 8.1%
DXC Technology Co.	51,440	$ 4,685,670
Fidelity National Information Services, Inc.	41,652	4,505,497
FleetCor Technologies, Inc. (a)	18,341	3,920,205
Grand Canyon Education, Inc. (a)	32,716	3,897,784
Total System Services, Inc.	26,555	2,579,553
WEX, Inc. (a)	20,657	3,929,374
		$ 23,518,083
Chemicals – 2.8%
Celanese Corp.	10,164	$ 1,187,460
CF Industries Holdings, Inc.	96,677	5,022,370
Eastman Chemical Co.	8,552	829,801
Huntsman Corp.	37,280	1,136,667
		$ 8,176,298
Computer Software – 3.6%
Citrix Systems, Inc. (a)	20,608	$ 2,349,724
RingCentral, Inc. (a)	41,641	3,878,859
VeriSign, Inc. (a)	25,891	4,106,572
		$ 10,335,155
Computer Software - Systems – 3.0%
NCR Corp. (a)	74,587	$ 2,119,017
NetApp, Inc.	37,779	3,279,595
Tech Data Corp. (a)	5,647	410,819
Western Digital Corp.	46,219	2,922,889
		$ 8,732,320
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Owens Corning	36,674	$ 2,076,482
Pulte Homes, Inc.	82,231	2,298,356
		$ 4,374,838
Consumer Services – 1.3%
Planet Fitness, Inc. (a)	51,797	$ 2,660,812
Weight Watchers International, Inc. (a)	14,199	1,063,505
		$ 3,724,317
Electrical Equipment – 2.5%
AMETEK, Inc.	8,536	$ 656,931
Littlefuse, Inc.	1,758	393,018
MSC Industrial Direct Co., Inc., “A”	35,645	3,046,935
WESCO International, Inc. (a)	49,462	3,024,601
		$ 7,121,485
Electronics – 1.4%
First Solar, Inc. (a)	12,604	$ 656,416
IPG Photonics Corp. (a)	2,419	424,486
Marvell Technology Group Ltd.	62,955	1,301,910
Maxim Integrated Products, Inc.	23,692	1,432,655
Silicon Laboratories, Inc. (a)	3,438	336,924
		$ 4,152,391
Energy - Independent – 3.3%
Concho Resources, Inc. (a)	16,363	$ 2,244,186
Delek U.S. Holdings, Inc.	5,332	290,594
Energen Corp. (a)	13,920	1,079,496
Marathon Petroleum Corp.	52,584	4,327,137
Noble Energy, Inc.	56,353	1,674,811
		$ 9,616,224
Food & Beverages – 2.6%
J.M. Smucker Co.	34,295	$ 3,545,417
Tyson Foods, Inc., “A”	63,617	3,995,784
		$ 7,541,201
Furniture & Appliances – 0.4%
Whirlpool Corp.	9,000	$ 1,124,820
Gaming & Lodging – 1.6%
Hilton Worldwide Holdings, Inc.	5,597	$ 434,439
Hyatt Hotels Corp.	5,504	425,789
Marriott International, Inc., “A”	28,867	3,650,810
		$ 4,511,038
Insurance – 4.1%
Ameriprise Financial, Inc.	6,018	$ 854,315
Hartford Financial Services Group, Inc.	76,707	3,863,732
Lincoln National Corp.	23,755	1,557,853
Loews Corp.	78,079	3,928,154
Principal Financial Group, Inc.	16,524	911,960
Unum Group	17,163	632,971
		$ 11,748,985
Internet – 1.9%
Godaddy, Inc. (a)	51,822	$ 4,221,420
Shutterfly, Inc. (a)	14,939	1,160,462
		$ 5,381,882
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.8%
Electronic Arts, Inc. (a)	29,632	$ 3,360,565
Take-Two Interactive Software, Inc. (a)	34,306	4,581,910
		$ 7,942,475
Machinery & Tools – 6.6%
AGCO Corp.	60,770	$ 3,625,538
Allison Transmission Holdings, Inc.	70,592	3,505,599
Cummins, Inc.	5,857	830,523
Ingersoll-Rand Co. Ltd., “A”	11,708	1,185,903
Regal Beloit Corp.	49,176	4,116,031
Roper Technologies, Inc.	3,352	1,000,136
SPX FLOW, Inc. (a)	22,413	1,074,479
Terex Corp.	35,822	1,388,103
United Rentals, Inc. (a)	14,706	2,292,224
		$ 19,018,536
Medical & Health Technology & Services – 2.7%
AmerisourceBergen Corp.	30,934	$ 2,783,132
Cardinal Health, Inc.	62,252	3,248,932
Chemed Corp.	5,001	1,618,023
		$ 7,650,087
Medical Equipment – 6.1%
Abiomed, Inc. (a)	4,320	$ 1,756,426
Align Technology, Inc. (a)	14,607	5,645,459
Edwards Lifesciences Corp. (a)	34,845	5,026,043
PerkinElmer, Inc.	51,844	4,791,941
Steris PLC	4,331	495,553
		$ 17,715,422
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc. (a)	12,099	$ 809,786
Network & Telecom – 0.6%
Juniper Networks, Inc.	62,514	$ 1,777,273
Oil Services – 0.4%
Patterson-UTI Energy, Inc.	64,756	$ 1,109,270
Other Banks & Diversified Financials – 6.1%
Cathay General Bancorp, Inc.	46,407	$ 1,963,016
Discover Financial Services	62,074	4,849,221
East West Bancorp, Inc.	58,075	3,681,374
Navient Corp.	33,340	454,758
Santander Consumer USA Holdings, Inc.	94,942	2,048,848
Synchrony Financial	88,379	2,798,963
Wintrust Financial Corp.	21,461	1,900,372
		$ 17,696,552
Pharmaceuticals – 0.4%
United Therapeutics Corp. (a)	5,320	$ 654,307
Zoetis, Inc.	6,292	570,055
		$ 1,224,362
Railroad & Shipping – 1.4%
Kansas City Southern Co.	35,068	$ 4,066,485
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 10.6%
Annaly Mortgage Management, Inc., REIT	95,296	$ 1,012,044
CubeSmart, REIT	131,643	4,021,694
Extra Space Storage, Inc., REIT	45,038	4,152,954
Host Hotels & Resorts, Inc., REIT	175,106	3,770,032
Life Storage, Inc., REIT	39,519	3,857,054
Medical Properties Trust, Inc., REIT	47,136	709,397
Park Hotels & Resorts, REIT	51,532	1,723,745
Potlatch Corp., REIT	30,760	1,485,708
Store Capital Corp., REIT	151,068	4,352,269
Uniti Group, Inc., REIT	78,117	1,626,396
W.P. Carey, Inc., REIT	56,777	3,780,213
		$ 30,491,506
Restaurants – 1.9%
Aramark	67,645	$ 2,778,857
U.S. Foods Holding Corp. (a)	84,575	2,756,299
		$ 5,535,156
Specialty Chemicals – 1.1%
Univar, Inc. (a)	114,766	$ 3,192,790
Specialty Stores – 3.2%
Best Buy Co., Inc.	10,267	$ 816,842
Restoration Hardware Holdings, Inc. (a)	4,259	677,181
Ross Stores, Inc.	38,520	3,689,446
Urban Outfitters, Inc. (a)	88,294	4,103,905
		$ 9,287,374
Utilities - Electric Power – 6.8%
AES Corp.	232,526	$ 3,129,800
Avangrid, Inc.	66,805	3,296,159
NRG Energy, Inc.	116,828	4,134,543
PPL Corp.	98,791	2,938,044
Public Service Enterprise Group, Inc.	32,463	1,699,438
Vistra Energy Corp. (a)	19,664	462,890
Xcel Energy, Inc.	84,554	4,062,820
		$ 19,723,694
Total Common Stocks		$285,421,640
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.03% (v)	3,070,489	$ 3,070,489

Other Assets, Less Liabilities – 0.1%		385,695
Net Assets – 100.0%		$288,877,824
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,070,489 and $285,421,640, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
4

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$285,421,640	$—	$—	$285,421,640
Mutual Funds	3,070,489	—	—	3,070,489
Total	$288,492,129	$—	$—	$288,492,129
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,343,588	14,397,076	(13,670,175)	3,070,489
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(479)	$125	$—	$14,336	$3,070,489

6

Quarterly Report
August 31, 2018
MFS®  Blended Research®
Small Cap Equity Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 1.5%
American Outdoor Brands Corp. (a)	53,774	$ 754,449
CACI International, Inc., “A” (a)	6,368	1,241,760
		$ 1,996,209
Automotive – 1.1%
Stoneridge, Inc. (a)	48,747	$ 1,458,998
Biotechnology – 4.8%
Acorda Therapeutics, Inc. (a)	27,723	$ 798,422
AMAG Pharmaceuticals, Inc. (a)	45,956	1,121,327
Bio-Techne Corp.	10,042	1,929,771
Bruker BioSciences Corp.	7,947	282,754
Emergent BioSolutions, Inc. (a)	15,582	966,084
Genomic Health, Inc. (a)	8,140	497,924
Macrogenics, Inc. (a)	27,396	599,151
Varex Imaging Corp. (a)	12,091	379,657
		$ 6,575,090
Broadcasting – 0.1%
MDC Partners, Inc. (a)	27,864	$ 135,140
Brokerage & Asset Managers – 0.2%
Legg Mason, Inc.	1,442	$ 44,991
Virtu Financial, Inc., “A”	11,174	243,593
		$ 288,584
Business Services – 4.3%
Conduent, Inc. (a)	68,312	$ 1,583,472
Forrester Research, Inc.	30,132	1,482,494
Grand Canyon Education, Inc. (a)	13,855	1,650,685
Travelport Worldwide Ltd.	68,080	1,264,246
		$ 5,980,897
Chemicals – 0.8%
Ingevity Corp. (a)	10,953	$ 1,106,362
Computer Software – 2.9%
Cornerstone OnDemand, Inc. (a)	11,864	$ 671,028
Paylocity Holding Corp. (a)	31,703	2,518,486
RingCentral, Inc. (a)	8,834	822,887
		$ 4,012,401
Computer Software - Systems – 7.4%
EPAM Systems, Inc. (a)	11,894	$ 1,700,009
Five9, Inc. (a)	33,653	1,617,027
NCR Corp. (a)	52,391	1,488,428
Pitney Bowes, Inc.	7,240	52,562
Presidio, Inc. (a)	36,955	558,760
Rapid7, Inc. (a)	57,876	2,207,969
RealPage, Inc (a)	5,794	361,546
Tech Data Corp. (a)	20,673	1,503,961
Verint Systems, Inc. (a)	15,554	755,147
		$ 10,245,409

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.9%
Armstrong World Industries, Inc. (a)	5,734	$ 400,233
Foundation Building Materials, Inc. (a)	19,296	266,478
GMS, Inc. (a)	5,849	145,348
MDC Holdings, Inc.	15,336	486,151
		$ 1,298,210
Consumer Products – 0.4%
Herbalife Ltd. (a)	9,917	$ 561,203
Consumer Services – 0.8%
ServiceMaster Global Holdings, Inc. (a)	18,340	$ 1,105,352
Electrical Equipment – 2.5%
Atkore International Group, Inc. (a)	4,223	$ 115,626
TriMas Corp. (a)	54,542	1,674,439
WESCO International, Inc. (a)	27,679	1,692,571
		$ 3,482,636
Electronics – 2.5%
Amkor Technology, Inc. (a)	48,874	$ 426,670
Integrated Device Technology, Inc. (a)	6,236	264,967
IPG Photonics Corp. (a)	4,883	856,869
Jabil Circuit, Inc.	28,462	841,337
OSI Systems, Inc. (a)	5,256	409,390
Sanmina Corp. (a)	19,520	601,216
		$ 3,400,449
Energy - Independent – 2.6%
Bonanza Creek Energy, Inc. (a)	18,681	$ 579,111
Delek U.S. Holdings, Inc.	23,120	1,260,040
Energen Corp. (a)	1,150	89,183
PBF Energy, Inc., “A”	14,500	752,840
W&T Offshore, Inc. (a)	38,173	258,431
Warrior Met Coal, Inc.	25,802	620,538
		$ 3,560,143
Engineering - Construction – 2.0%
KBR, Inc.	95,674	$ 2,007,240
Matrix Service Co. (a)	34,604	723,224
		$ 2,730,464
Entertainment – 0.1%
Six Flags Entertainment Corp.	1,601	$ 108,147
Food & Beverages – 1.4%
Dean Foods Co.	30,530	$ 232,638
Hostess Brands, Inc. (a)	27,313	321,201
Pilgrim's Pride Corp. (a)	44,602	824,691
SpartanNash Co.	28,819	615,286
		$ 1,993,816
Forest & Paper Products – 2.9%
Boise Cascade Corp.	16,278	$ 711,349
Trex Co., Inc. (a)	22,611	1,915,152
Verso Corp., “A” (a)	44,281	1,389,980
		$ 4,016,481
Health Maintenance Organizations – 0.9%
Molina Healthcare, Inc. (a)	9,223	$ 1,272,774

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.4%
American Equity Investment Life Holding Co.	38,720	$ 1,436,125
Essent Group Ltd. (a)	18,922	820,458
Heritage Insurance Holdings, Inc.	35,953	526,711
Radian Group, Inc.	45,954	934,245
Universal Insurance Holdings, Inc.	22,721	1,013,357
		$ 4,730,896
Internet – 1.2%
LogMeIn, Inc.	18,575	$ 1,596,521
Leisure & Toys – 0.6%
Brunswick Corp.	12,757	$ 847,320
Machinery & Tools – 6.4%
ACCO Brands Corp.	34,083	$ 422,629
AGCO Corp.	5,199	310,172
Allison Transmission Holdings, Inc.	9,520	472,763
Greenbrier Cos., Inc.	12,392	718,736
Herman Miller, Inc.	27,345	1,047,313
ITT, Inc.	2,397	141,687
Knoll, Inc.	23,088	543,492
Park-Ohio Holdings Corp.	17,624	730,515
Regal Beloit Corp.	17,536	1,467,763
SPX FLOW, Inc. (a)	37,348	1,790,463
Steelcase, Inc., “A”	13,625	198,925
Titan Machinery, Inc. (a)	43,454	784,779
Wabash National Corp.	6,899	125,838
		$ 8,755,075
Medical & Health Technology & Services – 1.1%
Premier, Inc., “A” (a)	8,992	$ 397,716
Tenet Healthcare Corp. (a)	32,025	1,079,883
		$ 1,477,599
Medical Equipment – 5.3%
AngioDynamics, Inc. (a)	34,999	$ 784,678
Avanos Medical, Inc. (a)	21,404	1,543,228
Biotelemetry, Inc. (a)	3,165	195,597
CONMED Corp.	15,486	1,245,539
Integer Holdings Corp. (a)	19,572	1,563,803
Lantheus Holdings, Inc. (a)	32,594	524,763
LivaNova PLC (a)	3,840	482,112
NuVasive, Inc. (a)	12,964	909,943
		$ 7,249,663
Metals & Mining – 0.7%
Olympic Steel, Inc.	28,404	$ 626,024
Ryerson Holding Corp. (a)	24,382	253,573
Schnitzer Steel Industries, Inc., “A”	3,143	82,818
		$ 962,415
Natural Gas - Distribution – 1.3%
MDU Resources Group, Inc.	11,021	$ 307,376
South Jersey Industries, Inc.	42,757	1,418,677
		$ 1,726,053
Oil Services – 1.2%
ProPetro Holding Corp. (a)	104,510	$ 1,590,642

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 12.4%
Assured Guaranty Ltd.	14,388	$ 586,167
BancFirst Corp.	7,047	449,599
Bank of N.T. Butterfield & Son Ltd.	18,189	961,107
Bank OZK	29,679	1,200,812
CAI International, Inc. (a)	25,094	677,287
Cathay General Bancorp, Inc.	43,015	1,819,534
East West Bancorp, Inc.	19,821	1,256,453
Enova International, Inc. (a)	30,408	1,009,546
First Hawaiian, Inc.	56,742	1,644,951
First Interstate BancSystem, Inc.	33,012	1,533,407
Hanmi Financial Corp.	10,588	276,347
Herc Holdings, Inc. (a)	12,730	669,343
Popular, Inc.	15,294	769,900
Prosperity Bancshares, Inc.	6,263	468,723
Regional Management Corp. (a)	28,957	965,137
Triton International Ltd. of Bermuda	23,617	892,250
Wintrust Financial Corp.	21,067	1,865,483
		$ 17,046,046
Pharmaceuticals – 3.6%
Assertio Therapeutics, Inc. (a)	93,655	$ 597,519
Catalent, Inc. (a)	7,367	307,941
Endo International PLC (a)	86,548	1,484,298
Horizon Pharma PLC (a)	53,599	1,133,083
Lannett Co., Inc. (a)(l)	8,306	44,437
Phibro Animal Health Corp., “A”	14,540	686,288
United Therapeutics Corp. (a)	5,882	723,427
		$ 4,976,993
Pollution Control – 0.3%
Advanced Disposal Services, Inc. (a)	17,113	$ 456,575
Printing & Publishing – 1.0%
Gannett Co., Inc.	67,485	$ 693,746
Quad/Graphics, Inc.	29,537	672,557
		$ 1,366,303
Real Estate – 9.0%
Ashford Hospitality Trust, REIT	97,137	$ 630,419
Braemar Hotels & Resorts, Inc., REIT	38,747	447,528
Brixmor Property Group Inc., REIT	105,159	1,915,997
EPR Properties, REIT	10,572	741,943
Life Storage, Inc., REIT	16,048	1,566,285
Medical Properties Trust, Inc., REIT	114,311	1,720,381
Preferred Apartment Communities, Inc., “A”, REIT	29,733	529,842
Ramco-Gershenson Properties Trust, REIT	132,442	1,848,890
RE/MAX Holdings, Inc., “A”	25,829	1,272,078
Store Capital Corp., REIT	60,954	1,756,085
		$ 12,429,448
Restaurants – 2.8%
BJ's Restaurants, Inc.	5,336	$ 403,935
Bloomin Brands, Inc.	37,038	714,834
Brinker International, Inc.	15,389	681,425
Dave & Buster's, Inc. (a)	34,113	1,984,353
		$ 3,784,547

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 2.2%
Kronos Worldwide, Inc.	29,216	$ 588,118
PolyOne Corp.	6,043	255,377
Renewable Energy Group, Inc. (a)	37,233	1,003,430
Univar, Inc. (a)	43,928	1,222,077
		$ 3,069,002
Specialty Stores – 2.7%
Express, Inc. (a)	43,237	$ 485,119
Michaels Co., Inc. (a)	32,826	557,714
Party City Holdco, Inc. (a)	20,621	316,532
Sally Beauty Holdings, Inc. (a)	14,943	230,122
Urban Outfitters, Inc. (a)	36,122	1,678,951
Zumiez, Inc. (a)	14,739	459,120
		$ 3,727,558
Telecommunications - Wireless – 1.0%
Intelsat S.A. (a)	34,290	$ 753,351
Telephone and Data Systems, Inc.	21,809	655,143
		$ 1,408,494
Trucking – 0.5%
ArcBest Corp.	1,867	$ 89,803
Forward Air Corp.	8,084	519,478
Werner Enterprises, Inc.	2,122	78,620
		$ 687,901
Utilities - Electric Power – 2.2%
NRG Energy, Inc.	37,831	$ 1,338,839
NRG Yield, Inc., “A”	37,052	729,554
Portland General Electric Co.	15,262	708,157
Spark Energy, Inc., “A” (l)	23,699	208,551
		$ 2,985,101
Total Common Stocks		$136,202,917
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.03% (v)	1,458,305	$ 1,458,305
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93% (j)	223,808	$ 223,808

Other Assets, Less Liabilities – (0.2)%		(260,345)
Net Assets – 100.0%		$137,624,685
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,458,305 and $136,426,725, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$136,202,917	$—	$—	$136,202,917
Mutual Funds	1,682,113	—	—	1,682,113
Total	$137,885,030	$—	$—	$137,885,030
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	799,783	11,656,753	(10,998,231)	1,458,305
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$4	$112	$—	$8,533	$1,458,305

Quarterly Report
August 31, 2018
MFS®  Blended Research®
Value Equity Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 2.5%
Honeywell International, Inc.	15,901	$ 2,529,213
Lockheed Martin Corp.	4,093	1,311,438
Textron, Inc.	11,275	778,313
		$ 4,618,964
Alcoholic Beverages – 0.9%
Molson Coors Brewing Co.	24,685	$ 1,647,477
Automotive – 1.2%
Lear Corp.	13,829	$ 2,243,064
Biotechnology – 0.8%
Biogen, Inc. (a)	4,176	$ 1,476,174
Business Services – 1.2%
DXC Technology Co.	24,155	$ 2,200,279
Cable TV – 2.3%
Comcast Corp., “A”	114,385	$ 4,231,101
Chemicals – 2.8%
CF Industries Holdings, Inc.	57,802	$ 3,002,814
Eastman Chemical Co.	22,280	2,161,828
		$ 5,164,642
Computer Software – 2.5%
Microsoft Corp.	27,395	$ 3,077,280
Oracle Corp.	31,425	1,526,627
		$ 4,603,907
Computer Software - Systems – 1.1%
Hewlett Packard Enterprise	121,086	$ 2,001,552
Construction – 0.8%
Owens Corning	28,250	$ 1,599,515
Consumer Products – 1.8%
Kimberly-Clark Corp.	5,913	$ 683,188
Newell Brands, Inc.	30,418	660,679
Procter & Gamble Co.	24,790	2,056,330
		$ 3,400,197
Electronics – 2.5%
Applied Materials, Inc.	35,996	$ 1,548,548
Intel Corp.	64,605	3,128,820
		$ 4,677,368
Energy - Independent – 7.3%
EOG Resources, Inc.	23,199	$ 2,742,818
Marathon Petroleum Corp.	16,065	1,321,989
Noble Energy, Inc.	63,195	1,878,155
Occidental Petroleum Corp.	33,240	2,654,879
Phillips 66	28,379	3,363,195
Valero Energy Corp.	14,036	1,654,564
		$ 13,615,600
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 2.3%
Chevron Corp.	8,846	$ 1,047,897
Exxon Mobil Corp.	39,532	3,169,281
		$ 4,217,178
Food & Beverages – 1.6%
Archer Daniels Midland Co.	17,692	$ 891,677
J.M. Smucker Co.	15,352	1,587,090
Tyson Foods, Inc., “A”	8,335	523,521
		$ 3,002,288
Gaming & Lodging – 0.9%
Marriott International, Inc., “A”	5,129	$ 648,665
Royal Caribbean Cruises Ltd.	8,544	1,047,323
		$ 1,695,988
General Merchandise – 0.7%
Target Corp.	15,253	$ 1,334,637
Health Maintenance Organizations – 1.5%
Cigna Corp.	5,971	$ 1,124,578
Humana Inc.	5,346	1,781,608
		$ 2,906,186
Insurance – 6.4%
Allstate Corp.	12,060	$ 1,212,874
Berkshire Hathaway, Inc., “B” (a)	15,076	3,146,663
Chubb Ltd.	15,116	2,044,288
Loews Corp.	13,755	692,014
MetLife, Inc.	59,786	2,743,580
Prudential Financial, Inc.	20,842	2,047,726
		$ 11,887,145
Machinery & Tools – 3.2%
AGCO Corp.	11,576	$ 690,624
Eaton Corp. PLC	34,429	2,862,427
Ingersoll-Rand Co. Ltd., “A”	9,482	960,432
Regal Beloit Corp.	16,990	1,422,063
		$ 5,935,546
Major Banks – 10.9%
Bank of America Corp.	208,942	$ 6,462,576
Goldman Sachs Group, Inc.	2,619	622,824
JPMorgan Chase & Co.	68,867	7,890,781
PNC Financial Services Group, Inc.	22,933	3,291,803
Wells Fargo & Co.	34,353	2,008,964
		$ 20,276,948
Medical & Health Technology & Services – 3.8%
Express Scripts Holding Co. (a)	20,508	$ 1,805,114
McKesson Corp.	17,538	2,258,018
Walgreens Boots Alliance, Inc.	44,420	3,045,435
		$ 7,108,567
Medical Equipment – 2.7%
Baxter International, Inc.	8,855	$ 658,546
Danaher Corp.	6,590	682,329
Medtronic PLC	38,829	3,743,504
		$ 5,084,379
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc. (a)	6,870	$ 459,809
Network & Telecom – 3.1%
Cisco Systems, Inc.	122,847	$ 5,868,401
Oil Services – 1.0%
Halliburton Co.	47,381	$ 1,890,028
Other Banks & Diversified Financials – 5.7%
Citigroup, Inc.	68,443	$ 4,875,879
Discover Financial Services	31,576	2,466,717
Synchrony Financial	65,128	2,062,604
Zions Bancorporation	22,954	1,223,219
		$ 10,628,419
Pharmaceuticals – 7.2%
Bristol-Myers Squibb Co.	48,007	$ 2,906,824
Eli Lilly & Co.	22,225	2,348,071
Johnson & Johnson	42,745	5,757,324
Pfizer, Inc.	57,289	2,378,639
		$ 13,390,858
Railroad & Shipping – 1.2%
Union Pacific Corp.	14,864	$ 2,238,816
Real Estate – 5.6%
AGNC Investment Corp., REIT	29,473	$ 560,577
CubeSmart, REIT	48,224	1,473,243
Extra Space Storage, Inc., REIT	24,243	2,235,447
Life Storage, Inc., REIT	11,662	1,138,211
Medical Properties Trust, Inc., REIT	123,769	1,862,723
Store Capital Corp., REIT	80,202	2,310,620
Weyerhaeuser Co., REIT	27,694	961,259
		$ 10,542,080
Restaurants – 1.3%
Aramark	34,792	$ 1,429,255
U.S. Foods Holding Corp. (a)	30,000	977,700
		$ 2,406,955
Specialty Stores – 1.0%
Urban Outfitters, Inc. (a)	39,042	$ 1,814,672
Telephone Services – 2.6%
AT&T, Inc.	63,733	$ 2,035,632
Verizon Communications, Inc.	51,632	2,807,232
		$ 4,842,864
Tobacco – 1.3%
Altria Group, Inc.	21,880	$ 1,280,418
Philip Morris International, Inc.	15,759	1,227,468
		$ 2,507,886
Utilities - Electric Power – 6.1%
AES Corp.	74,640	$ 1,004,654
American Electric Power Co., Inc.	14,938	1,071,503
Exelon Corp.	70,689	3,089,816
NextEra Energy, Inc.	5,046	858,325
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
NRG Energy, Inc.	74,628	$ 2,641,085
PPL Corp.	89,027	2,647,663
		$ 11,313,046
Total Common Stocks		$182,832,536
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 2.03% (v)	3,338,058	$ 3,338,058

Other Assets, Less Liabilities – 0.2%		406,721
Net Assets – 100.0%		$186,577,315
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,338,058 and $182,832,536, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$182,832,536	$—	$—	$182,832,536
Mutual Funds	3,338,058	—	—	3,338,058
Total	$186,170,594	$—	$—	$186,170,594
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,296,336	6,704,191	(6,662,469)	3,338,058
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$202	$(178)	$—	$13,640	$3,338,058

6

Quarterly Report
August 31, 2018
MFS®  Emerging Markets
Equity Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Airlines – 1.1%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	97,375	$ 18,266,576
Alcoholic Beverages – 2.7%
AmBev S.A., ADR	2,864,574	$ 13,320,269
China Resources Beer Holdings Co. Ltd.	7,356,000	31,303,125
		$ 44,623,394
Apparel Manufacturers – 0.4%
Stella International Holdings	7,015,500	$ 7,052,371
Automotive – 2.1%
Mahindra & Mahindra Ltd.	1,518,359	$ 20,664,732
PT Astra International Tbk	28,633,200	14,093,055
		$ 34,757,787
Brokerage & Asset Managers – 0.3%
B3 Brasil Bolsa Balcao S.A.	854,900	$ 4,567,191
Business Services – 1.6%
Cognizant Technology Solutions Corp., “A”	347,496	$ 27,254,111
Cable TV – 1.6%
Naspers Ltd.	122,294	$ 27,178,229
Computer Software - Systems – 2.0%
Globant S.A. (a)	46,970	$ 3,047,413
Linx S.A.	2,090,200	8,826,555
Luxoft Holding, Inc. (a)	475,875	22,175,775
		$ 34,049,743
Construction – 2.1%
PT Indocement Tunggal Prakarsa Tbk	13,532,200	$ 16,283,655
Techtronic Industries Co. Ltd.	2,993,500	18,307,119
		$ 34,590,774
Consumer Products – 1.1%
Dabur India Ltd.	2,773,155	$ 18,718,711
Consumer Services – 4.9%
51job, Inc., ADR (a)	105,139	$ 8,128,296
Ctrip.com International Ltd., ADR (a)	694,379	27,184,938
Kroton Educacional S.A.	4,921,800	12,349,512
MakeMyTrip Ltd. (a)	592,327	18,747,149
SEEK Ltd.	972,500	15,660,518
		$ 82,070,413
Containers – 0.5%
Lock & Lock Co. Ltd.	504,814	$ 7,958,932
Electrical Equipment – 2.5%
Bharat Heavy Electricals Ltd.	13,890,557	$ 15,785,113
LS Industrial Systems Co. Ltd.	393,468	25,308,637
		$ 41,093,750
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 11.5%
Samsung Electronics Co. Ltd.	1,824,949	$ 79,431,145
Silicon Motion Technology Corp., ADR	395,221	23,278,517
Taiwan Semiconductor Manufacturing Co. Ltd.	10,715,695	89,311,995
		$ 192,021,657
Energy - Independent – 1.3%
Gran Tierra Energy, Inc. (a)	4,525,579	$ 15,640,124
Ultrapar Participacoes S.A.	524,440	5,300,924
		$ 20,941,048
Energy - Integrated – 2.3%
LUKOIL PJSC, ADR	490,734	$ 33,860,646
Petroleo Brasileiro S.A., ADR	437,126	4,751,560
		$ 38,612,206
Food & Beverages – 5.0%
AVI Ltd.	2,932,626	$ 23,151,680
BRF S.A. (a)	1,043,010	5,154,745
Fomento Economico Mexicano S.A.B. de C.V., ADR	94,833	9,092,588
Orion Corp.	226,203	21,743,450
Tingyi (Cayman Islands) Holding Corp.	13,492,000	24,100,378
		$ 83,242,841
Food & Drug Stores – 0.9%
Dairy Farm International Holdings Ltd.	1,664,900	$ 15,433,623
Forest & Paper Products – 0.7%
Suzano Papel e Celulose	981,400	$ 11,399,188
Furniture & Appliances – 1.6%
Coway Co. Ltd.	327,217	$ 26,867,568
Gaming & Lodging – 1.6%
Genting Berhad	12,573,100	$ 26,373,068
General Merchandise – 0.4%
S.A.C.I. Falabella	785,185	$ 6,235,172
Insurance – 2.5%
AIA Group Ltd.	3,879,400	$ 33,462,064
Samsung Fire & Marine Insurance Co. Ltd.	31,886	7,590,882
		$ 41,052,946
Internet – 12.6%
Alibaba Group Holding Ltd., ADR (a)	386,783	$ 67,690,893
Baidu, Inc., ADR (a)	236,935	53,661,039
NAVER Corp.	39,261	26,523,175
Tencent Holdings Ltd.	1,419,100	61,473,992
		$ 209,349,099
Machinery & Tools – 0.6%
Doosan Bobcat, Inc.	337,183	$ 10,783,556
Major Banks – 5.7%
ABSA Group Ltd.	1,053,948	$ 11,658,336
Banco Bradesco S.A., ADR	3,845,811	26,689,928
China Construction Bank	40,484,490	35,848,665
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Industrial & Commercial Bank of China, “H”	28,093,000	$ 20,688,331
		$ 94,885,260
Metals & Mining – 1.5%
Grupo Mexico S.A.B. de C.V., “B”	3,531,584	$ 10,355,234
Vale S.A., ADR	1,156,777	15,269,456
		$ 25,624,690
Network & Telecom – 1.1%
VTech Holdings Ltd.	1,708,800	$ 18,908,652
Oil Services – 0.4%
Lamprell PLC (a)	8,027,123	$ 6,972,533
Other Banks & Diversified Financials – 14.6%
Credicorp Ltd.	46,282	$ 10,090,402
E.Sun Financial Holding Co. Ltd.	30,779,540	22,647,488
Grupo Financiero Banorte S.A. de C.V.	1,870,031	12,808,639
Grupo Financiero Inbursa S.A. de C.V.	9,654,866	15,342,470
Housing Development Finance Corp. Ltd.	1,758,576	48,000,779
Kasikornbank Co. Ltd.	3,432,200	22,231,176
Komercni Banka A.S.	456,760	19,010,804
Metropolitan Bank & Trust Co.	17,446,764	23,901,688
PT Bank Central Asia Tbk	6,625,500	11,154,949
Public Bank Berhad	2,997,151	18,320,582
Sberbank of Russia	4,656,366	12,556,105
Shriram Transport Finance Co. Ltd.	1,021,013	19,229,399
Union National Bank	8,081,663	8,052,731
		$ 243,347,212
Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	12,056,302	$ 10,437,510
Railroad & Shipping – 0.7%
GMexico Transportes S.A.B. de C.V	6,899,300	$ 11,183,906
Real Estate – 1.4%
Aldar Properties PJSC	11,850,541	$ 6,226,684
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	2,355,142	1,490,358
Hang Lung Properties Ltd.	7,993,000	15,784,870
		$ 23,501,912
Restaurants – 2.7%
Jollibee Foods Corp.	1,439,700	$ 7,754,799
Yum China Holdings, Inc.	974,180	37,681,283
		$ 45,436,082
Specialty Chemicals – 1.3%
Astra Argo Lestari	8,712,100	$ 7,984,613
PTT Global Chemical PLC	5,432,100	13,567,803
		$ 21,552,416
Specialty Stores – 1.0%
Dufry AG	108,929	$ 13,474,941
JD.com, Inc., ADR (a)	89,756	2,809,363
		$ 16,284,304
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.3%
Mobile TeleSystems PJSC, ADR	654,149	$ 5,069,655
Telephone Services – 1.2%
Hellenic Telecommunications Organization S.A.	568,493	$ 7,252,062
PT XL Axiata Tbk (a)	58,710,950	12,674,869
		$ 19,926,931
Tobacco – 0.5%
PT Hanjaya Mandala Sampoerna Tbk	34,280,600	$ 8,913,421
Trucking – 0.3%
Emergent Capital, Inc.	370,145	$ 5,193,365
Utilities - Electric Power – 0.7%
CESC Ltd.	865,604	$ 12,154,245
Total Common Stocks		$1,633,886,048
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 2.03% (v)	28,267,904	$ 28,267,904

Other Assets, Less Liabilities – 0.4%		6,176,540
Net Assets – 100.0%		$1,668,330,492
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $28,267,904 and $1,633,886,048, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$370,570,302	$—	$—	$370,570,302
South Korea	206,207,344	—	—	206,207,344
India	153,300,128	—	—	153,300,128
Taiwan	135,238,000	—	—	135,238,000
Hong Kong	108,948,699	—	—	108,948,699
Brazil	107,629,328	—	—	107,629,328
Mexico	88,977,282	—	—	88,977,282
Indonesia	71,104,563	—	—	71,104,563
South Africa	67,181,610	—	—	67,181,610
Other Countries	298,604,884	26,123,908	—	324,728,792
Mutual Funds	28,267,904	—	—	28,267,904
Total	$1,636,030,044	$26,123,908	$—	$1,662,153,952
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	23,482,241	147,782,223	(142,996,560)	28,267,904
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2,037	$479	$—	$125,861	$28,267,904

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2018, are as follows:
China	22.2%
South Korea	12.4%
India	9.2%
Taiwan	8.1%
Hong Kong	6.5%
Brazil	6.5%
United States	5.9%
Mexico	5.3%
Indonesia	4.3%
Other Countries	19.6%
6

Quarterly Report
August 31, 2018
MFS®  International DiversificationSM  Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
International Stock Funds – 99.8%
MFS Emerging Markets Equity Fund - Class R6	36,889,041	$ 1,316,200,982
MFS International Growth Fund - Class R6	93,658,525	3,273,365,438
MFS International New Discovery Fund - Class R6	36,021,806	1,310,473,305
MFS International Value Fund - Class R6	73,752,810	3,274,624,778
MFS Research International Fund - Class R6	205,543,220	3,927,930,935
		$ 13,102,595,438
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.03% (v)	12,935,026	$ 12,935,026
Total Investment Companies		$13,115,530,464

Other Assets, Less Liabilities – 0.1%		10,433,121
Net Assets – 100.0%		$13,125,963,585
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $13,115,530,464.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,115,530,464	$—	$—	$13,115,530,464
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	32,888,122	4,134,568	(133,649)	36,889,041
MFS Institutional Money Market Portfolio	18,355,977	82,701,841	(88,122,792)	12,935,026
MFS International Growth Fund	88,360,509	5,456,068	(158,052)	93,658,525
MFS International New Discovery Fund	33,168,544	2,879,071	(25,809)	36,021,806
MFS International Value Fund	70,319,608	3,555,631	(122,429)	73,752,810
MFS Research International Fund	191,528,661	14,173,082	(158,523)	205,543,220
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$1,299,257	$(41,215,496)	$—	$—	$1,316,200,982
MFS Institutional Money Market Portfolio	(1,228)	1,083	—	79,829	12,935,026
MFS International Growth Fund	2,498,082	60,158,685	—	—	3,273,365,438
MFS International New Discovery Fund	444,266	(7,516,235)	—	—	1,310,473,305
MFS International Value Fund	2,496,656	92,029,991	—	—	3,274,624,778
MFS Research International Fund	1,056,674	31,688,638	—	—	3,927,930,935
	$7,793,707	$135,146,666	$—	$79,829	$13,115,530,464

3

Quarterly Report
August 31, 2018
MFS®  International Growth Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 1.4%
Rolls-Royce Holdings PLC	7,200,400	$ 93,816,347
Alcoholic Beverages – 5.0%
AmBev S.A., ADR	5,588,516	$ 25,986,599
China Resources Beer Holdings Co. Ltd.	10,686,000	45,473,789
Diageo PLC	3,629,325	126,782,667
Pernod Ricard S.A.	889,662	140,443,815
		$ 338,686,870
Apparel Manufacturers – 5.0%
Burberry Group PLC	2,294,589	$ 66,516,983
Kering S.A.	203,145	110,354,656
LVMH Moet Hennessy Louis Vuitton SE	470,908	164,993,151
		$ 341,864,790
Broadcasting – 1.6%
Publicis Groupe S.A.	695,898	$ 44,669,325
WPP PLC	4,071,137	67,479,567
		$ 112,148,892
Business Services – 6.5%
Accenture PLC, “A”	1,241,691	$ 209,932,697
Brenntag AG	947,698	57,136,098
Compass Group PLC	2,617,662	56,283,990
Experian Group Ltd.	3,382,185	84,188,820
Intertek Group PLC	522,217	34,758,635
		$ 442,300,240
Computer Software – 5.0%
Dassault Systems S.A.	391,805	$ 63,488,353
OBIC Co. Ltd.	617,700	58,039,673
SAP AG	1,821,577	219,093,650
		$ 340,621,676
Computer Software - Systems – 3.9%
Amadeus IT Group S.A.	1,199,315	$ 111,257,017
Hitachi Ltd.	9,160,000	59,810,818
Luxoft Holding, Inc. (a)	356,377	16,607,168
NICE Systems Ltd., ADR (a)	659,266	76,204,557
		$ 263,879,560
Construction – 0.7%
Toto Ltd.	1,216,100	$ 51,441,544
Consumer Products – 5.4%
Kao Corp.	901,800	$ 70,002,925
L'Oréal	736,693	176,752,550
Reckitt Benckiser Group PLC	1,416,269	120,431,256
		$ 367,186,731
Containers – 0.8%
Brambles Ltd.	7,239,542	$ 57,093,441
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.9%
Legrand S.A.	474,716	$ 35,761,624
Mettler-Toledo International, Inc. (a)	108,106	63,183,633
Prysmian S.p.A.	2,071,890	53,437,904
Schneider Electric S.A.	1,391,288	113,433,207
		$ 265,816,368
Electronics – 4.1%
MediaTek, Inc.	3,254,000	$ 26,644,343
Mellanox Technologies Ltd. (a)	311,634	25,927,949
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,155,625	224,785,250
		$ 277,357,542
Energy - Independent – 1.3%
Caltex Australia Ltd.	1,261,174	$ 27,390,139
Oil Search Ltd.	9,654,523	62,188,106
		$ 89,578,245
Energy - Integrated – 0.7%
Suncor Energy, Inc.	1,122,568	$ 46,210,232
Food & Beverages – 6.0%
Danone S.A.	1,861,615	$ 146,550,169
Nestle S.A.	3,163,687	265,628,938
		$ 412,179,107
Food & Drug Stores – 0.8%
Sundrug Co. Ltd.	1,534,800	$ 55,115,219
Gaming & Lodging – 0.6%
Paddy Power Betfair PLC	470,999	$ 42,835,466
Insurance – 2.9%
AIA Group Ltd.	23,359,000	$ 201,484,861
Internet – 4.6%
Alibaba Group Holding Ltd., ADR (a)	711,326	$ 124,489,163
Baidu, Inc., ADR (a)	604,383	136,880,662
NAVER Corp.	83,319	56,287,013
		$ 317,656,838
Leisure & Toys – 0.4%
BANDAI NAMCO Holdings, Inc.	750,300	$ 29,104,428
Machinery & Tools – 1.6%
GEA Group AG	1,297,986	$ 49,312,235
Ritchie Bros. Auctioneers, Inc.	1,551,150	59,133,879
		$ 108,446,114
Major Banks – 1.5%
UBS AG	6,369,543	$ 99,461,474
Medical & Health Technology & Services – 1.4%
Fresenius Medical Care AG & Co. KGaA	920,448	$ 93,229,453
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.9%
Essilor International S.A.	912,710	$ 131,686,910
QIAGEN N.V. (a)	1,790,589	69,315,509
Terumo Corp.	1,173,500	64,742,643
		$ 265,745,062
Metals & Mining – 0.3%
Grupo Mexico S.A.B. de C.V., “B”	5,970,041	$ 17,505,225
Natural Gas - Distribution – 0.7%
China Resources Gas Group Ltd.	9,848,000	$ 44,856,315
Other Banks & Diversified Financials – 6.7%
Aeon Credit Service Co. Ltd.	2,747,600	$ 56,257,673
Credicorp Ltd.	188,325	41,058,616
DBS Group Holdings Ltd.	4,202,500	76,392,390
Element Fleet Management Corp.	3,190,574	17,187,537
Grupo Financiero Banorte S.A. de C.V.	10,363,355	70,983,035
Grupo Financiero Inbursa S.A. de C.V.	8,580,729	13,635,568
HDFC Bank Ltd.	4,147,933	120,543,797
Julius Baer Group Ltd.	755,152	40,139,728
Komercni Banka A.S.	459,590	19,128,591
		$ 455,326,935
Pharmaceuticals – 7.7%
Bayer AG	1,218,482	$ 113,685,686
Novartis AG	1,535,305	127,322,998
Novo Nordisk A.S., “B”	1,090,552	53,447,610
Roche Holding AG	921,285	228,883,599
		$ 523,339,893
Railroad & Shipping – 2.7%
Adani Ports and Special Economic Zone Ltd.	2,369,796	$ 12,801,852
Canadian National Railway Co.	1,909,397	169,764,487
		$ 182,566,339
Restaurants – 0.9%
Yum China Holdings, Inc.	1,554,132	$ 60,113,826
Specialty Chemicals – 7.2%
Akzo Nobel N.V.	1,275,654	$ 119,227,196
Croda International PLC	940,280	62,170,335
L'Air Liquide S.A.	765,437	96,400,183
Linde AG	494,273	112,565,307
Sika AG	289,047	42,853,809
Symrise AG	661,434	61,773,927
		$ 494,990,757
Telecommunications - Wireless – 1.3%
SoftBank Corp.	976,300	$ 90,503,915
Tobacco – 2.0%
ITC Ltd.	14,327,796	$ 64,612,827
Japan Tobacco, Inc.	2,669,000	70,190,064
		$ 134,802,891
Total Common Stocks		$6,717,266,596
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.03% (v)	62,978,345	$ 62,978,345

Other Assets, Less Liabilities – 0.6%		43,874,800
Net Assets – 100.0%		$6,824,119,741
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $62,978,345 and $6,717,266,596, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
4

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,717,266,596	$—	$—	$6,717,266,596
Mutual Funds	62,978,345	—	—	62,978,345
Total	$6,780,244,941	$—	$—	$6,780,244,941
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	70,326,042	385,301,429	(392,649,126)	62,978,345
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,692)	$4,984	$—	$400,409	$62,978,345

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2018, are as follows:
France	18.0%
Switzerland	11.8%
Germany	11.4%
United Kingdom	10.5%
Japan	8.9%
China	6.0%
United States	6.0%
Canada	4.3%
Taiwan	3.7%
Other Countries	19.4%
6

Quarterly Report
August 31, 2018
MFS®  International Value Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 91.5%
Airlines – 0.5%
Ryanair Holdings PLC (a)	1,356,463	$ 138,182,886
Alcoholic Beverages – 5.9%
Diageo PLC	17,535,955	$ 612,580,892
Heineken N.V.	4,584,630	453,081,789
Pernod Ricard S.A.	4,326,237	682,948,388
		$ 1,748,611,069
Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	2,364,475	$ 209,064,233
LVMH Moet Hennessy Louis Vuitton SE	246,783	86,465,944
		$ 295,530,177
Automotive – 0.3%
USS Co. Ltd.	3,966,900	$ 74,796,647
Brokerage & Asset Managers – 0.5%
Daiwa Securities Group, Inc.	10,073,700	$ 60,418,628
IG Group Holdings PLC	7,282,194	85,346,656
		$ 145,765,284
Business Services – 8.5%
Brenntag AG	3,254,125	$ 196,189,087
Bunzl PLC	2,438,251	75,802,482
Compass Group PLC	25,239,860	542,698,040
Experian Group Ltd.	8,765,770	218,196,176
Intertek Group PLC	4,039,888	268,893,946
Nomura Research Institute Ltd.	6,752,418	336,071,205
Rentokil Initial PLC	13,361,961	56,300,130
Secom Co. Ltd.	4,015,600	330,507,263
SGS S.A.	152,183	400,849,315
Sohgo Security Services Co. Ltd.	2,096,900	92,285,492
		$ 2,517,793,136
Chemicals – 2.9%
Givaudan S.A.	350,813	$ 853,460,979
Orica Ltd.	232,865	2,944,683
		$ 856,405,662
Computer Software – 7.5%
ANSYS, Inc. (a)	2,148,669	$ 399,609,461
Cadence Design Systems, Inc. (a)(h)	14,635,884	688,471,983
Check Point Software Technologies Ltd. (a)	1,431,167	166,287,294
Dassault Systems S.A.	2,983,245	483,407,082
OBIC Co. Ltd.	3,210,400	301,652,201
SAP AG	1,439,177	173,099,760
		$ 2,212,527,781
Computer Software - Systems – 2.8%
Amadeus IT Group S.A.	8,725,023	$ 809,395,387
Descartes Systems Group, Inc. (a)	934,763	32,634,331
		$ 842,029,718
Construction – 0.3%
Geberit AG	229,244	$ 104,256,647
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 10.0%
Colgate-Palmolive Co.	8,952,653	$ 594,545,686
Kao Corp.	8,104,100	629,087,053
Kobayashi Pharmaceutical Co. Ltd. (h)	4,512,200	324,069,445
KOSE Corp.	501,200	92,472,325
L'Oréal	1,882,393	451,636,928
Reckitt Benckiser Group PLC	7,969,811	677,706,247
ROHTO Pharmaceutical Co. Ltd.	5,656,500	180,726,982
		$ 2,950,244,666
Containers – 0.8%
Brambles Ltd.	29,885,738	$ 235,688,890
Electrical Equipment – 6.1%
IMI PLC (h)	19,439,564	$ 304,445,311
Legrand S.A.	6,577,603	495,508,402
OMRON Corp.	4,707,300	210,771,465
Schneider Electric S.A.	6,373,052	519,601,785
Spectris PLC	5,075,169	154,886,228
Yokogawa Electric Corp.	5,552,300	113,884,364
		$ 1,799,097,555
Electronics – 9.2%
Analog Devices, Inc.	5,063,926	$ 500,569,085
Halma PLC	14,831,969	275,357,977
Hirose Electric Co. Ltd. (h)	1,979,600	235,535,164
Infineon Technologies AG	15,252,553	388,080,447
NVIDIA Corp.	236,734	66,446,499
Samsung Electronics Co. Ltd.	3,183,400	138,557,903
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,121,612	746,502,283
Texas Instruments, Inc.	3,445,478	387,271,727
		$ 2,738,321,085
Engineering - Construction – 0.2%
Wartsila Corp.	3,010,206	$ 63,557,614
Food & Beverages – 9.5%
Chocoladefabriken Lindt & Sprungli AG	3,400	$ 25,309,260
Danone S.A.	7,341,351	577,926,279
ITO EN Ltd. (h)	7,216,100	316,934,281
Kerry Group PLC	3,025,285	345,014,639
Nestle S.A.	14,425,616	1,211,201,063
Nissan Foods Holdings Co. Ltd.	1,120,800	71,518,963
Toyo Suisan Kaisha Ltd. (h)	7,574,200	279,149,932
		$ 2,827,054,417
Insurance – 1.8%
Fairfax Financial Holdings Ltd.	408,630	$ 224,342,567
Hiscox Ltd.	8,374,448	182,941,372
Jardine Lloyd Thompson Group PLC	6,956,889	130,238,115
		$ 537,522,054
Machinery & Tools – 4.2%
GEA Group AG	6,530,132	$ 248,088,501
Misumi Group, Inc.	4,605,100	118,702,245
Nordson Corp.	1,974,855	274,544,342
Schindler Holding AG	510,351	121,736,550
SMC Corp.	517,800	172,289,317
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Spirax Sarco Engineering PLC	3,414,425	$ 315,618,857
		$ 1,250,979,812
Major Banks – 1.9%
Sumitomo Mitsui Financial Group, Inc.	640,500	$ 25,254,527
Svenska Handelsbanken AB, “A”	22,673,117	274,824,910
UBS AG	17,426,192	272,112,887
		$ 572,192,324
Medical Equipment – 2.1%
Dentsply Sirona, Inc.	3,194,375	$ 127,519,450
Nihon Kohden Corp. (h)	8,370,900	244,851,273
Terumo Corp.	4,635,800	255,759,644
		$ 628,130,367
Oil Services – 0.6%
Core Laboratories N.V.	1,498,483	$ 171,651,228
Other Banks & Diversified Financials – 2.1%
Chiba Bank Ltd.	11,403,000	$ 74,918,459
DnB NOR A.S.A.	6,438,444	131,131,238
Hachijuni Bank Ltd.	11,186,700	49,937,928
ING Groep N.V.	1,295,851	17,583,618
Julius Baer Group Ltd.	1,636,275	86,975,381
Jyske Bank A.S.	1,420,192	72,046,737
Mebuki Financial Group, Inc.	18,838,670	66,802,592
North Pacific Bank Ltd.	16,768,700	56,594,929
Sydbank A.S.	1,883,144	55,126,136
		$ 611,117,018
Pharmaceuticals – 1.8%
Bayer AG	1,501,852	$ 140,124,413
Roche Holding AG	391,190	97,187,054
Santen Pharmaceutical Co. Ltd.	19,575,300	301,619,239
		$ 538,930,706
Printing & Publishing – 1.4%
RELX N.V.	9,364,458	$ 207,395,670
Thomson Reuters Corp.	4,662,037	207,344,542
		$ 414,740,212
Real Estate – 5.2%
Deutsche Wohnen SE	12,552,824	$ 634,407,828
LEG Immobilien AG	1,704,157	207,997,229
TAG Immobilien AG	6,518,990	160,418,645
Vonovia SE	10,355,201	531,154,914
		$ 1,533,978,616
Specialty Chemicals – 2.3%
Croda International PLC	1,066,065	$ 70,487,109
Kansai Paint Co. Ltd.	3,676,200	72,690,230
Sika AG	710,280	105,305,376
Symrise AG	4,590,127	428,690,045
		$ 677,172,760
Specialty Stores – 0.1%
Esprit Holdings Ltd. (a)	92,467,621	$ 21,913,015
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.3%
KDDI Corp.	14,280,600	$ 377,996,981
Tobacco – 0.7%
British American Tobacco PLC	1,906,349	$ 91,976,371
Japan Tobacco, Inc.	4,691,600	123,380,931
		$ 215,357,302
Trucking – 0.0%
Yamato Holdings Co. Ltd.	195,300	$ 5,807,499
Total Common Stocks		$27,107,353,128
Preferred Stocks – 2.8%
Consumer Products – 2.8%
Henkel AG & Co. KGaA	6,507,906	$ 830,567,961
Investment Companies (h) – 5.5%
Money Market Funds – 5.5%
MFS Institutional Money Market Portfolio, 2.03% (v)	1,618,672,394	$ 1,618,672,394

Other Assets, Less Liabilities – 0.2%		66,585,673
Net Assets – 100.0%		$29,623,179,156
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,012,129,783 and $25,544,463,700, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 8/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	484,685,988	JPY	52,776,245,500	State Street Bank and Trust Company	2/22/2019	$3,412,816
USD	200,417,593	JPY	21,814,954,000	BNP Paribas S.A.	2/22/2019	1,484,304
USD	484,777,256	JPY	52,776,245,500	Goldman Sachs International	2/22/2019	3,504,083
						$8,401,203
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:	$27,937,921,088	$—	$—	$27,937,921,088
Mutual Funds	1,618,672,394	—	—	1,618,672,394
Total	$29,556,593,483	$—	$—	$29,556,593,483
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$8,401,203	$—	$8,401,203
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Cadence Design Systems, Inc.	14,635,884	—	—	14,635,884
Hirose Electric Co. Ltd.	1,979,600	—	—	1,979,600
IMI PLC	19,439,564	—	—	19,439,564
ITO EN Ltd.	7,216,100	—	—	7,216,100
Kobayashi Pharmaceutical Co. Ltd.	4,512,200	—	—	4,512,200
MFS Institutional Money Market Portfolio	1,762,223,830	776,887,217	(920,438,653)	1,618,672,394
Nihon Kohden Corp.	8,370,900	—	—	8,370,900
Spectris PLC*	6,039,759	—	(964,590)	5,075,169
Toyo Suisan Kaisha Ltd.	7,574,200	—	—	7,574,200
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
Cadence Design Systems, Inc.	$—	$67,178,708	$—	$—	$688,471,983
Hirose Electric Co. Ltd.	—	(21,421,910)	—	—	235,535,164
IMI PLC	—	4,678,157	—	3,652,309	304,445,311
ITO EN Ltd.	—	21,451,583	—	—	316,934,281
Kobayashi Pharmaceutical Co. Ltd.	—	(72,440,859)	—	1,141,604	324,069,445
MFS Institutional Money Market Portfolio	4,256	161,565	—	9,167,552	1,618,672,394
Nihon Kohden Corp.	—	12,465,209	—	—	244,851,273
Spectris PLC*	(7,916,701)	(32,049,551)	—	—	—
Toyo Suisan Kaisha Ltd.	—	9,334,705	—	—	279,149,932
	$7,912,445	$(10,642,393)	$—	$13,961,465	$4,012,129,783

* No longer considered an affiliated issuer as of period end.
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2018, are as follows:
Japan	18.9%
United States	16.6%
United Kingdom	13.7%
Germany	13.3%
Switzerland	11.8%
France	11.1%
Spain	2.7%
Taiwan	2.5%
Netherlands	2.3%
Other Countries	7.1%
6

Quarterly Report
August 31, 2018
MFS®  Managed Wealth Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 2.6%
U.S. Treasury Obligations – 2.6%
U.S. Treasury Notes, 1.625%, 3/31/2019 (f)	$150,000	$ 149,426
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	150,000	149,016
U.S. Treasury Notes, 1.75%, 9/30/2019 (f)	150,000	148,810
U.S. Treasury Notes, 1.875%, 12/31/2019 (f)	150,000	148,670
U.S. Treasury Notes, 1.625%, 3/15/2020 (f)	150,000	147,838
Total Bonds		$ 743,760
Investment Companies (h) – 96.7%
International Stock Funds – 29.8%
MFS Institutional International Equity Fund	339,814	$ 8,719,637
U.S. Stock Funds – 60.1%
MFS Growth Fund - Class R6	77,575	$ 8,819,555
MFS Value Fund - Class R6	214,175	8,744,745
		$ 17,564,300
Money Market Funds – 6.8%
MFS Institutional Money Market Portfolio, 2.03% (v)	1,979,501	$ 1,979,500
Total Investment Companies		$28,263,437
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Russell 2000 Index – September 2018 @ $1,300	Put	Goldman Sachs International	$ 870,377	5	$ 50
Russell 2000 Index – December 2018 @ $1,420	Put	Merrill Lynch International	1,218,527	7	3,640
Russell 2000 Index – December 2018 @ $1,350	Put	Goldman Sachs International	1,566,678	9	3,150
S&P 500 Index – September 2018 @ $2,350	Put	Goldman Sachs International	870,456	3	240
S&P 500 Index – November 2018 @ $2,715	Put	Goldman Sachs International	1,450,760	5	9,800
S&P 500 Index – December 2018 @ $2,425	Put	Merrill Lynch International	870,456	3	3,330
S&P 500 Index – March 2019 @ $2,425	Put	Goldman Sachs International	1,450,760	5	13,225
Total Purchased Options					$33,435

Written Options (see table below) – 0.0%
(Premiums Received $(7,885))	$ (5,935)

Other Assets, Less Liabilities – 0.6%	195,437
Net Assets – 100.0%	$29,230,134
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $28,263,437 and $777,195, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

1

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 8/31/18
Written Options
Underlying	Put/Call	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
S&P 500 Index	Put	Goldman Sachs International	5	$1,450,760	$2,575	November – 2018	$(5,935)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Mini MSCI EAFE Index Future	Short	USD	68	$6,659,920	September – 2018	$ 166,452
Liability Derivatives
Equity Futures
Russell 1000 Mini Growth Index	Short	USD	89	$6,952,680	September – 2018	$(366,856)
Russell 1000 Mini Value Index	Short	USD	109	6,798,875	September – 2018	(172,061)
						$(538,917)
At August 31, 2018, the fund had cash collateral of $94,194 and other liquid securities with an aggregate value of $743,762 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
3

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and written options. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$26,595	$6,840	$—	$33,435
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	743,760	—	743,760
Mutual Funds	28,263,437	—	—	28,263,437
Total	$28,290,032	$750,600	$—	$29,040,632
Other Financial Instruments
Futures Contracts - Assets	$166,452	$—	$—	$166,452
Futures Contracts - Liabilities	(538,917)	—	—	(538,917)
Written Options - Liabilities	(5,935)	—	—	(5,935)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund	70,597	8,418	(1,440)	77,575
MFS Institutional International Equity Fund	289,376	51,582	(1,144)	339,814
MFS Institutional Money Market Portfolio	1,943,232	5,117,271	(5,081,002)	1,979,501
MFS Value Fund	188,919	27,440	(2,184)	214,175
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$4,549	$591,391	$13,554	$20,574	$8,819,555
MFS Institutional International Equity Fund	(55)	87,987	—	—	8,719,637
MFS Institutional Money Market Portfolio	(239)	191	—	9,735	1,979,500
MFS Value Fund	608	399,293	—	43,468	8,744,745
	$4,863	$1,078,862	$13,554	$73,777	$28,263,437

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2018

*	Print name and title of each signing officer under his or her signature.